UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22761

 NAME OF REGISTRANT:                     Stone Ridge Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 405 Lexington Avenue, 55th
                                         Floor
                                         New York, NY 10174

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jane Korach
                                         Stone Ridge Trust
                                         405 Lexington Avenue, 55th
                                         Floor
                                         New York, NY 10174

 REGISTRANT'S TELEPHONE NUMBER:          212-257-4750

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               02/01/2013 - 06/30/2013


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

Stone Ridge High Yield Reinsurance Risk Premium Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Stone Ridge Reinsurance Risk Premium Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Stone Ridge U.S. Master Variance Risk Premium Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Stone Ridge U.S. Small Cap Variance Risk Premium Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Stone Ridge U.S. Variance Risk Premium Fund
--------------------------------------------------------------------------------------------------------------------------
 T-MOBILE US, INC.                                                                           Agenda Number:  933828254
--------------------------------------------------------------------------------------------------------------------------
        Security:  872590104
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2013
          Ticker:  TMUS
            ISIN:  US8725901040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       W. MICHAEL BARNES                                         Mgmt          No vote
       SRIKANT DATAR                                             Mgmt          No vote
       LAWRENCE H. GUFFEY                                        Mgmt          No vote
       TIMOTHEUS HOTTGES                                         Mgmt          No vote
       RAPHAEL KUBLER                                            Mgmt          No vote
       THORSTEN LANGHEIM                                         Mgmt          No vote
       JOHN J. LEGERE                                            Mgmt          No vote
       RENE OBERMANN                                             Mgmt          No vote
       JAMES N. PERRY, JR.                                       Mgmt          No vote
       TERESA A. TAYLOR                                          Mgmt          No vote
       KELVIN R. WESTBROOK                                       Mgmt          No vote

2.     RATIFICATION OF APPOINTMENT OF                            Mgmt          No vote
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2013.

3.     APPROVAL OF THE T-MOBILE US, INC. 2013                    Mgmt          No vote
       OMNIBUS INCENTIVE PLAN.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Stone Ridge Trust
By (Signature)       /s/ Ross Stevens
Name                 Ross Stevens
Title                President
Date                 08/21/2013